August 21, 1997
                       THE DREYFUS/LAUREL FUNDS TRUST_
                          DREYFUS CORE VALUE FUND _
                         INVESTOR AND CLASS R SHARES
                          SUPPLEMENT TO PROSPECTUS
                             DATED MAY 1, 1997
        THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Fund's Class R shares are redesignated as "Restricted shares"and the Fund's Investor shares are offered to any investor.
        THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
                                                                312/712s082197



                                                               August 21, 1997
                        THE DREYFUS/LAUREL FUNDS TRUST_
                           DREYFUS CORE VALUE FUND _
                             INSTITUTIONAL SHARES
                           SUPPLEMENT TO PROSPECTUS
                               DATED MAY 1, 1997
        THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY
INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Fund's Class R shares are redesignated as "Restricted shares" and the Fund's Investor shares are offered to any investor.
        THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
                                                                    392s082197